LONG-TERM DEBT AND CREDIT FACILITIES - Debt repayments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Long-term debt
Total debt payable	$ 1,750.0
2021
Long-term debt
Total debt payable	500.0
2023 and thereafter
Long-term debt
Total debt payable	1,250.0
Senior notes
Long-term debt
Total debt payable	1,750.0
Senior notes | 2021
Long-term debt
Total debt payable	500.0
Senior notes | 2023 and thereafter
Long-term debt
Total debt payable	$ 1,250.0